Quarterly Financial Data (Unaudited)	12 Months Ended
Dec. 31, 2020
Quarterly Financial Data (Unaudited)
(22) Quarterly Financial Data (Unaudited)
The tables below represent the balances for the selected quarterly financial data of the Company for each reporting period in the years ended December 31, 2020 and 2019.

	Year 2020 Quarters
	March 31	June 30	September 30	December 31
Net revenues	$406,569	$347,652	$386,110	$428,525
Net revenues less direct advertising expenses	$257,075	$213,593	$249,801	$290,726
Net income applicable to common stock	$40,402	$31,338	$62,667	$108,614
Net income per common share basic	$0.40	$0.31	$0.62	$1.08
Net income per common share diluted	$0.40	$0.31	$0.62	$1.08

	Year 2019 Quarters
	March 31	June 30	September 30	December 31
Net revenues	$384,457	$448,742	$457,786	$462,659
Net revenues less direct advertising expenses	$243,987	$302,352	$308,940	$308,287
Net income applicable to common stock	$51,162	$118,305	$99,618	$102,661
Net income per common share basic	$0.51	$1.18	$0.99	$1.02
Net income per common share diluted	$0.51	$1.18	$0.99	$1.02

LAMAR MEDIA CORP. AND SUBSIDIARIES [Member]
Quarterly Financial Data (Unaudited)
(7) Quarterly Financial Data (Unaudited)
The tables below represent the balances for the selected quarterly financial data of the Company for each reporting period in the years ended December 31, 2020 and 2019.

	Year 2020 Quarters
	March 31	June 30	September 30	December 31
Net revenues	$406,569	$347,652	$386,110	$428,525
Net revenues less direct advertising expenses	$257,075	$213,593	$249,801	$290,726
Net income	$40,617	$31,534	$62,895	$108,827

	Year 2019 Quarters
	March 31	June 30	September 30	December 31
Net revenues	$384,457	$448,742	$457,786	$462,659
Net revenues less direct advertising expenses	$243,987	$302,352	$308,940	$308,287
Net income	$51,362	$118,485	$99,832	$102,861